(Loss)/Earnings per share (Tables)	12 Months Ended
Mar. 31, 2021
(Loss)/Earnings per share
Summary of (loss)/earnings per share

	Year ended March 31,
	2021	2020	2019
Basic (loss)/earnings per ordinary share (€)	(0.9142)	0.5824	0.7739
Diluted (loss)/earnings per ordinary share (€)	(0.9142)	0.5793	0.7665
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,110.4	1,113.8	1,143.6
Diluted (a)	1,110.4	1,119.8	1,154.6

(a)	Details of share options in issue have been described more fully in note 16 to the consolidated financial statements. See below for explanation of diluted number of ordinary shares.